Fees Summary	Oct. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,327,134.60
Previously Paid Amount	0.00
Total Fee Amount	11,921.78
Total Offset Amount	0.00
Net Fee	$ 11,921.78